UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Insured Long-Term Tax-Exempt Fund

Schedule of Investments
January 31, 2005

	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (100.1%)

Alabama (0.5%)
Auburn Univ. Alabama GO	5.00%	6/1/2034 (2)	$7,805	$8,148
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)	6.00%	3/1/2026 (2)	5,500	5,792

				13,940

Alaska (0.3%)
Anchorage AK Electric Rev	8.00%	12/1/2009 (1)	2,565	3,135
Anchorage AK Electric Rev	8.00%	12/1/2010 (1)	2,960	3,714
North Slope Borough AK GO	0.00%	6/30/2010 (1)	4,000	3,329

				10,178

Arizona (3.1%)
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,265
Arizona State Univ. COP	5.375%	7/1/2014 (1)	4,340	4,878
Arizona State Univ. COP	5.375%	7/1/2015 (1)	4,905	5,477
Arizona State Univ. COP	5.375%	7/1/2016 (1)	5,345	5,958
Arizona State Univ. COP	5.375%	7/1/2017 (1)	4,460	4,971
Arizona State Univ. COP	5.375%	7/1/2018 (1)	5,520	6,153
Arizona State Univ. COP	5.375%	7/1/2019 (1)	2,285	2,547
Maricopa County AZ Rev. (Samaritan Health Service)	7.00%	12/1/2016 (1)(ETM)	8,650	11,042
Mesa AZ Util. System Rev	5.25%	7/1/2014 (3)	10,000	11,393
Phoenix AZ Civic Improvement Corp. Airport Rev	5.75%	7/1/2015 (3)	5,290	5,583
Phoenix AZ Civic Improvement Corp. Airport Rev	5.75%	7/1/2016 (3)	5,595	5,905
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2017 (3)	5,915	6,274
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2019 (3)	6,630	7,033
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2020 (3)	6,770	7,181
Tucson AZ Water System Rev	5.50%	7/1/2017 (3)	4,850	5,515

				93,175

Arkansas (0.3%)
North Little Rock AR Electric Rev	6.50%	7/1/2010 (1)	3,500	3,932
North Little Rock AR Electric Rev	6.50%	7/1/2015 (1)	4,500	5,475

				9,407

California (12.1%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2015 (3)	14,740	16,522
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2016 (3)	10,000	11,186
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2017 (3)	10,050	11,242
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2018 (3)	7,890	8,805
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2019 (3)	5,310	5,908
California Educ. Fac. Auth. Rev. (Pepperdine Univ.)	5.00%	9/1/2033 (3)	21,000	21,777
California GO	5.00%	2/1/2017 (2)	2,500	2,729
California GO	5.00%	2/1/2018 (2)	3,565	3,877
California GO	5.00%	2/1/2019 (2)	1,500	1,624
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.75%	7/1/2015 (1)	8,205	8,942
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.25%	10/1/2014 (2)	25,815	29,176
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	12/1/2017 (1)	13,835	15,198
California State Dept. of Water Resources Power Supply Rev. VRDO	1.97%	2/1/2005 LOC	11,035	11,035
California State Econ. Recovery Bonds	5.25%	7/1/2014 (3)	23,680	27,000
California State Univ. Rev. Systemwide	5.00%	11/1/2034 (4)	5,660	5,911
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2038 (2)	26,020	26,805
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2043 (2)	5,000	5,144
Los Angeles CA USD GO	5.25%	7/1/2019 (4)	9,000	9,993
Los Angeles CA USD GO	5.25%	7/1/2020 (4)	9,000	9,978
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	9,000	10,515
MSR California Public Power Agency Rev. (San Juan Project)	6.75%	7/1/2020 (1)(ETM)	12,360	15,199
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.50%	10/1/2022 (2)(ETM)	20,225	26,433
Sacramento CA County Sanitation Dist. Financing Auth	5.00%	12/1/2035 (2)	22,000	23,079
Sacramento CA Muni. Util. Dist. Rev	6.50%	9/1/2013 (1)	8,895	10,617
San Diego CA USD GO	5.50%	7/1/2022 (1)	9,160	10,871
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2032 (1)	70,150	17,861
Santa Clara CA Redev. Agency (Bayshore North)	7.00%	7/1/2010 (2)	2,000	2,283
Santa Rosa CA Waste Water Rev	6.00%	9/1/2015 (3)	5,000	5,897
Ukiah CA Electric Rev	6.25%	6/1/2018 (1)	6,330	7,634

				363,241

Colorado (5.7%)
Colorado Springs CO Util. System Rev	5.375%	11/15/2016 (2)	12,790	14,375
Colorado Springs CO Util. System Rev	5.375%	11/15/2017 (2)	13,490	15,162
Colorado Springs CO Util. System Rev	5.375%	11/15/2018 (2)	10,000	11,239
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2008 (1)	14,355	12,881
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2009 (1)	16,500	14,212
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2015 (1)	5,795	3,708
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2019 (1)	8,000	4,151
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2024 (1)	19,225	7,550
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2025 (1)	4,900	1,820
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2029 (1)	23,500	6,913
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2030 (1)	20,000	5,542
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2032 (1)	41,000	10,166
E-470 Public Highway Auth. Colorado Rev	5.75%	9/1/2035 (1)	9,750	11,062
Northern Colorado Water Conservation Dist. Rev	6.50%	12/1/2012 (2)	20,575	22,437
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2018 (4)	5,960	4,957
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2021 (2)	15,000	12,336
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2025 (4)	16,000	12,961

				171,472

Connecticut (0.4%)
Connecticut GO	5.125%	11/15/2016	10,000	10,999

Delaware (0.6%)
Metro. Washington Airports Auth. Airport System Rev	5.625%	10/1/2013 (3)	4,050	4,529
Metro. Washington Airports Auth. Airport System Rev	5.75%	10/1/2014 (3)	5,270	5,936
Metro. Washington Airports Auth. Airport System Rev	5.75%	10/1/2015 (3)	5,585	6,297

				16,762

Florida (4.9%)
Davie FL Water & Sewer Rev	6.375%	10/1/2012 (2)	2,620	3,088
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2017 (1)	3,250	3,525
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.00%	10/1/2018 (1)	7,855	8,467
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2018 (1)	3,420	3,702
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.00%	10/1/2019 (1)	6,390	6,863
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2019 (1)	3,595	3,883
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2021 (1)	3,985	4,277
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2022 (1)	2,195	2,349
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2023 (1)	2,185	2,332
Hillsborough County FL School Board COP	5.25%	7/1/2016 (1)	13,300	15,139
Miami-Dade County FL School Board COP	6.00%	10/1/2009 (4)(Prere.)	5,765	6,569
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.25%	11/15/2010 (2)	4,000	4,196
Orange County FL School Board COP	5.00%	8/1/2029 (2)	11,900	12,478
Orlando & Orange County FL Expressway Auth	8.25%	7/1/2013 (3)	9,695	13,073
Palm Beach County FL Criminal Justice Fac. Rev	7.20%	6/1/2015 (3)	4,000	5,242
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.75%	10/1/2017 (1)	14,500	15,809
Tampa FL Util. Rev	6.75%	10/1/2010 (2)	9,330	11,130
Tampa FL Util. Rev	6.75%	10/1/2011 (2)	9,965	12,076
Tampa FL Util. Rev	6.75%	10/1/2012 (2)	10,635	13,106

				147,304

Georgia (3.7%)
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2015 (3)	8,500	9,890
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2016 (3)	7,000	8,184
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2017 (3)	8,000	9,390
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.50%	8/15/2026 (1)	12,000	13,898
Fulton DeKalb GA Hosp. Auth	5.25%	1/1/2014 (4)	15,805	17,817
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.70%	7/1/2013 (1)	5,000	5,543
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.75%	7/1/2014 (1)	5,000	5,558
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.75%	7/1/2015 (1)	3,680	4,083
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.50%	7/1/2020 (1)	24,740	27,021
Henry County GA School Dist. GO	6.45%	8/1/2011 (1)	4,000	4,575
Private Colleges & Univ. Fac. Auth. of Georgia Rev. (Mercer Univ.)	6.50%	11/1/2015 (1)(ETM)	5,000	6,144

				112,103

Hawaii (3.3%)
Hawaii Airport System Rev	5.75%	7/1/2016 (3)	16,245	18,072
Hawaii Airport System Rev	5.75%	7/1/2017 (3)	12,175	13,545
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.95%	4/1/2012 (1)	15,000	16,387
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.65%	10/1/2027 (1)	9,750	10,645
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,817
Hawaii Highway Rev	5.25%	7/1/2011	1,150	1,217
Honolulu HI City & County GO	8.00%	10/1/2010 (ETM)	2,305	2,890
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2018 (3)	4,615	5,203
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2019 (3)	2,330	2,627
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2029 (3)	21,000	23,361

				99,764

Illinois (7.7% )
Chicago IL Board of Educ. GO	5.50%	12/1/2010 (3)(Prere.)	7,000	7,913
Chicago IL GO	0.00%	1/1/2020 (1)	5,000	4,136
Chicago IL GO	0.00%	1/1/2022 (1)	5,000	4,096
Chicago IL GO	0.00%	1/1/2024 (1)	9,490	7,690
Chicago IL GO	0.00%	1/1/2025 (1)	5,000	4,029
Chicago IL GO	0.00%	1/1/2028 (1)	10,805	8,584
Chicago IL GO	5.50%	1/1/2038 (1)	24,845	27,685
Chicago IL Midway Airport Rev	5.50%	1/1/2014 (4)	6,410	6,991
Chicago IL Midway Airport Rev	5.50%	1/1/2015 (4)	4,760	5,218
Chicago IL Midway Airport Rev	5.50%	1/1/2016 (4)	7,135	7,821
Chicago IL Midway Airport Rev	5.50%	1/1/2017 (4)	7,525	8,249
Chicago IL Midway Airport Rev	5.50%	1/1/2018 (4)	7,940	8,703
Chicago IL Neighborhoods Alive GO	5.50%	1/1/2036 (3)	4,950	5,522
Chicago IL Neighborhoods Alive GO	5.75%	1/1/2040 (3)	6,250	7,000
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)	21,500	28,297
Chicago IL Water Rev	5.75%	11/1/2030 (2)	12,000	14,565
Cook County IL GO	7.25%	11/1/2007 (1)(ETM)	6,000	6,292
Illinois Regional Transp. Auth. (Cook, DuPage, and Kane Counties) GO	7.20%	11/1/2020 (2)	24,000	31,620
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2025 (1)	40,600	14,927
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2035 (1)	40,000	8,591
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2037 (1)	12,020	2,340
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	6/15/2038 (1)	60,930	11,576

				231,845

Indiana (0.5%)
Indiana Muni. Power Agency Rev	6.125%	1/1/2013 (1)(ETM)	13,250	15,145

Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.65%	6/1/2006 (1)	15,000	15,041
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2006 (1)(Prere.)	6,300	6,749
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,201

				24,991

Kentucky (3.2%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.75%	1/1/2026 (2)	3,000	3,213
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	1.85%	2/7/2005 (1)	17,000	17,000
Louisville & Jefferson County KY Metro. Sewer Dist	6.00%	5/15/2031 (3)	51,960	58,865
Louisville & Jefferson County KY Metro. Sewer Dist	5.75%	5/15/2033 (3)	2,335	2,615
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.50%	7/1/2011 (4)	3,355	3,736
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.50%	7/1/2013 (4)	2,600	2,920
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.50%	7/1/2015 (4)	3,675	4,068
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.50%	7/1/2017 (4)	2,430	2,697

				95,114

Louisiana (1.0%)
New Orleans LA GO	0.00%	9/1/2010 (2)	8,500	7,045
New Orleans LA GO	0.00%	9/1/2011 (2)	10,475	8,312
New Orleans LA GO	0.00%	9/1/2013 (2)	9,000	6,442
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.70%	5/15/2016 (4)	4,900	5,446
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.75%	5/15/2021 (4)	2,950	3,268

				30,513

Maryland (1.7%)
Maryland Econ. Dev. Corp. Rev. VRDO	1.92%	2/1/2005 (2)	2,000	2,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.25%	8/15/2038 (4)	30,000	33,819
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.00%	7/1/2022 (3)	12,025	16,083

				51,902

Massachusetts (6.3% )
Massachusetts College Building Auth. Rev	0.00%	5/1/2017 (1)(ETM)	7,460	4,419
Massachusetts GO	7.00%	7/1/2009 (3)(ETM)	22,250	25,300
Massachusetts GO	5.50%	11/1/2012 (Prere.)	14,155	16,106
Massachusetts GO	5.50%	11/1/2012 (Prere.)	19,275	21,931
Massachusetts GO	5.50%	10/1/2020 (1)	7,500	8,829
Massachusetts GO	5.25%	8/1/2022	6,775	7,732
Massachusetts GO	5.50%	12/1/2022 (4)	25,580	30,221
Massachusetts GO	5.50%	12/1/2022 (2)	11,665	13,781
Massachusetts GO	5.50%	12/1/2024 (2)	10,000	11,797
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.25%	7/1/2012 (2)	19,150	21,686
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.25%	7/1/2014 (1)	11,135	12,415
Massachusetts Special Obligation Dedicated Tax Rev	5.75%	1/1/2032 (3)	10,000	11,317
Massachusetts Water Resources Auth. Rev. VRDO	1.83%	2/7/2005 (2)	2,000	2,000

				187,534

Michigan (3.1%)
Detroit MI Sewer System Rev	5.45%	7/1/2007 (3)(ETM)	6,850	7,284
Detroit MI Sewer System Rev	5.75%	1/1/2010 (3)(Prere.)	5,000	5,682
Detroit MI Water Supply System	5.50%	7/1/2033 (3)	22,000	24,447
Michigan Strategic Fund (Detroit Edison)	7.00%	7/15/2008 (1)	18,375	20,937
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.95%	9/1/2022 (3)	25,000	33,539

				91,889

Minnesota (1.5% )
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.75%	5/1/2026 (4)	37,665	42,028
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,808

				44,836

Missouri (0.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	1.85%	2/7/2005 (4)	5,000	5,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.25%	6/1/2015 (1)	5,000	5,558

				10,558

Nebraska (0.5%)
Nebraska Public Power Dist. Rev	0.00%	1/1/2008 (1)	15,000	13,844

Nevada (0.2%)
Clark County NV GO	6.50%	6/1/2017 (2)	5,000	6,268

New Jersey (9.5%)
Atlantic County NJ Public Fac. COP	7.40%	3/1/2012 (3)	4,335	5,421
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.25%	8/1/2014 (1)	10,185	12,393
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.25%	8/1/2015 (1)	10,820	13,275
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.25%	12/15/2020 (2)	25,000	28,677
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2015 (1)	5,750	6,256
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.25%	7/1/2014 (4)	10,685	11,592
New Jersey Sports & Exposition Auth. Rev	6.50%	3/1/2013 (1)	18,795	22,036
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2010 (2)	64,260	64,417
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2011 (2)	14,435	14,470
New Jersey Transp. Trust Fund Auth. Rev	5.50%	12/15/2021 (1)	34,000	39,891
New Jersey Transp. Trust Fund Auth. Rev	5.25%	12/15/2022 (2)	13,500	15,434
New Jersey Transp. Trust Fund Auth. Rev	5.25%	12/15/2023 (2)	6,000	6,849
New Jersey Turnpike Auth. Rev	6.50%	1/1/2013 (1)(ETM)	30,000	36,407
New Jersey Turnpike Auth. Rev	6.50%	1/1/2016 (1)(ETM)	3,940	4,792
New Jersey Turnpike Auth. Rev	6.50%	1/1/2016 (1)	1,060	1,292

				283,202

New Mexico (0.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	5	5
Farmington NM Util. System Rev	5.75%	5/15/2013 (3)(ETM)	1,500	1,504
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010 (Prere.)	3,000	3,442

				4,951

New York (5.9%)
Long Island NY Power Auth. Electric System Rev	0.00%	6/1/2013 (4)	11,000	8,162
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	18,000	21,947
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.83%	2/7/2005 (4)	6,600	6,600
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2016 (4)	31,265	34,958
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.88%	2/1/2005 (3)	21,730	21,730
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.90%	2/1/2005 (3)	11,450	11,450
New York City NY Sales Tax Asset Receivable Corp.	5.00%	10/15/2029 (2)	5,000	5,275
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.70%	11/1/2008 (1)	6,320	6,749
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.80%	11/1/2009 (1)	12,205	13,096
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.90%	11/1/2010 (1)	4,055	4,344
New York State Medical Care Fac. Finance Agency Rev. (Mental Health Services)	6.00%	2/15/2005 (1)(Prere.)	195	199
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.50%	3/15/2024 (1)	10,000	11,755
Suffolk County NY Water Auth. Rev	5.75%	6/1/2013 (2)(ETM)	7,345	8,307
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	1/1/2022 (Prere.)	12,325	14,205
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2022 (Prere.)	7,000	8,242

				177,019

North Carolina (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)	5.25%	10/1/2017 (1)	13,750	14,824

Ohio (2.1%)
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.625%	1/15/2021 (1)	11,480	12,016
Franklin County OH Convention Center Rev	0.00%	12/1/2006 (1)	4,355	4,166
Hamilton OH Electric System Rev. VRDO	1.84%	2/7/2005 (4)	9,400	9,400
Kent State Univ. Ohio VRDO	1.85%	2/7/2005 (1)	800	800
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.83%	2/7/2005	2,000	2,000
Ohio Common Schools PUT	2.45%	9/14/2007	10,400	10,374
Ohio GO	7.625%	8/1/2009	4,345	5,199
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.83%	2/7/2005 (1)	7,900	7,900
Univ. of Cincinnati OH General Receipts VRDO	1.84%	2/7/2005 (2)	3,900	3,900
Univ. of Toledo OH General Receipts VRDO	1.90%	2/1/2005 (3)	8,400	8,400

				64,155

Oregon (1.1%)
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	3,175	3,665
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	6,190	7,145
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	6,565	7,578
Portland OR Sewer System Rev	5.50%	6/1/2006 (1)(Prere.)	14,250	14,838

				33,226

Pennsylvania (5.8%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.75%	1/1/2013 (1)	4,000	4,491
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.50%	8/15/2028 (1)	9,415	10,743
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2016 (3)(ETM)	9,970	12,254
Pennsylvania Convention Center Auth. Rev	6.00%	9/1/2019 (3)(ETM)	10,000	12,226
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,645
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,645
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.00%	8/15/2015 (3)	7,500	8,322
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.50%	7/1/2015 (2)	20,805	23,387
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.89%	2/1/2005 (1)	12,750	12,750
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.89%	2/1/2005 (1)	11,650	11,650
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2010 (3)	15,000	17,885
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2011 (3)	16,500	20,041
Pittsburgh PA Water & Sewer Auth. Rev	7.25%	9/1/2014 (3)(ETM)	5,000	5,991
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.86%	2/7/2005 (2)	12,200	12,200

				173,230

Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2021 (1)	5,000	5,806
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2022 (1)	2,930	3,398
Puerto Rico Public Finance Corp. PUT	5.25%	2/1/2012 (2)LOC	40,000	44,602

				53,806

South Carolina (0.6%)
South Carolina Public Service Auth. Rev	5.00%	1/1/2021 (1)	12,000	12,779
South Carolina Public Service Auth. Rev	5.00%	1/1/2020 (1)	4,500	4,816

				17,595

South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	10,065	11,290

Tennessee (1.2%)
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2011 (3)(Prere.)	12,115	13,797
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.00%	12/1/2012 (2)	3,405	4,006
Shelby County TN GO	5.25%	4/1/2015	12,750	13,966
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.50%	8/1/2012 (1)	815	843
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.50%	8/1/2012 (1)(ETM)	1,685	1,905

				34,517

Texas (7.0% )
Dallas-Fort Worth TX International Airport Rev	5.75%	11/1/2015 (3)	10,000	11,176
Harris County TX GO	0.00%	10/1/2015 (1)	17,545	11,241
Harris County TX Hosp. Dist. Rev	6.00%	2/15/2013 (1)	12,910	14,619
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	7,259
Houston TX GO	5.375%	3/1/2013 (4)	6,500	7,221
Houston TX GO	5.50%	3/1/2015 (4)	8,440	9,431
Houston TX GO	5.375%	3/1/2016 (4)	4,210	4,654
Houston TX GO	5.50%	3/1/2016 (4)	5,235	5,840
Houston TX Water & Sewer System Rev	5.50%	12/1/2016 (4)	7,000	7,898
Houston TX Water Conveyance System COP	6.80%	12/15/2010 (2)	5,490	6,518
Lower Colorado River Auth. Texas Rev	5.625%	1/1/2015 (4)(Prere.)	3,055	3,567
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.00%	5/15/2009 (4)	3,945	4,411
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.00%	5/15/2010 (4)	2,000	2,270
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	8,010
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,647
Texas Muni. Power Agency Rev	0.00%	9/1/2014 (1)	34,315	23,282
Texas Muni. Power Agency Rev	0.00%	9/1/2014 (1)(ETM)	685	468
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)(ETM)	305	198
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)	16,695	10,746
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)	13,400	8,189
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)(ETM)	250	154
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)(ETM)	370	215
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)	19,630	11,394
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.00%	1/1/2010 (2)(ETM)	6,000	5,108
Texas Water Dev. Board GO	5.75%	8/1/2026	5,595	6,384
Texas Water Dev. Board GO	5.75%	8/1/2032	10,380	11,842
Texas Water Dev. Board Rev	5.50%	7/15/2021	9,825	10,760
Texas Water Finance Assistance GO	5.50%	8/1/2024	7,850	8,610

				209,112

Washington (1.3%)
Chelan County WA Public Util. Chelan Hydro Consolidated System Rev	6.05%	7/1/2032 (1)	19,440	22,276
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2009 (1)	10,950	9,503
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2015 (1)	12,585	8,064

				39,843

West Virginia (0.9%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2011 (1)(ETM)	7,325	8,928
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2012 (1)(ETM)	7,840	9,705
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.75%	9/1/2013 (1)	8,000	8,310

				26,943

TOTAL MUNICIPAL BONDS
(Cost $2,729,359)	2,996,497

OTHER ASSETS AND LIABILITIES-NET (-0.1%)	(3,391)

NET ASSETS (100%)	$2,993,106

KEY TO ABBREVIATIONS:

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2005, the cost of investment securities for tax purposes was $2,759,401,000. Net unrealized appreciation of investment securities for tax purposes was $237,096,000, consisting of unrealized gains of $237,122,000 on securities that had risen in value since their purchase and $26,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.